Long-term Debt - Schedule of Outstanding Long-term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 20, 2016 USD ($)	Dec. 20, 2016 CAD ($)
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 58,792		$ 0
Current portion of long-term debt	0
Borrowings	58,792
Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	11,207	$ 14.0	0
Note payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		5,581
Borrowings				$ 11,200	$ 15.0
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	69,999		5,581
Current portion of long-term debt	0		5,581
Borrowings	$ 69,999		$ 11,162